Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 7.  Fair Value of Financial Instruments

Our financial instruments at September 30, 2012 include cash and cash equivalents, rents receivable, mortgage notes payable, our revolving credit facility, our term loan, amounts due to related persons, accounts payable, other accrued expenses and equity investments.  At September 30, 2012, the fair value of our financial instruments approximated their carrying values in our condensed consolidated financial statements.

We estimate the fair values of our mortgage notes payable by using discounted cash flow analyses and currently prevailing market rates for similar mortgage notes as of September 30, 2012.  These inputs are categorized as level 3 inputs as defined in the fair value hierarchy under the accounting standards for Fair Value Measurements and Disclosures.  Because our inputs are unobservable, our estimated fair value may differ materially from the actual fair value.